Impairment of long-lived assets (Details 2) - Mining Peru Cgu [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment	$ 310,938
Impairment	(61,856)
Carrying amount after impairment	$ 249,082